CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,165,491)	$ (47,082,967)	$ (4,399,533)
Net income (loss) from discontinued operations	3,177,185	(43,442,949)	(474,640)
Net loss from continuing operations	(5,342,676)	(3,640,018)	(3,924,893)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	276,763
Impairment loss of cryptocurrencies	50,463
Stock compensation expense	1,622,086	1,889,173	930,223
Late payment penalty expense			500,000
Amortization of convertible debenture issuance cost and discount		131,688	357,853
Gain on debt settlement	(823,749)	(125,215)	0
Change in operating assets and liabilities
Cryptocurrencies - mining, net of mining pool operating fees	(192,351)
Other receivables	(686,750)	28,940	(28,940)
Prepayments	(18,066,337)	(111,682)	(18,406)
Security deposit	(1,151,851)
Other payables and accrued liabilities	294,809	276,210	269,521
Taxes payable	(349,960)
Net cash used in operating activities from continuing operations	(24,369,553)	(1,550,904)	(1,914,642)
Net cash provided by (used in) operating activities from discontinued operations	10,080,079	(8,992,926)	(3,997,377)
Net cash used in operating activities	(14,289,474)	(10,543,830)	(5,912,019)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(8,302,893)
Cost method investment	(3,000,000)
Net cash used in investing activities from continuing operations	(11,302,893)
Net cash (used in) provided by investing activities from discontinued operations	(3,177)		159,062
Net cash (used in) provided by investing activities	(11,306,070)		159,062
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	645,096	297,393	166,032
Proceeds from issuance of ordinary shares through private placements		8,992,165
Proceeds from issuance of ordinary shares through public offerings	35,044,524
Proceeds from convertible debentures, net of issuance costs		1,300,000	5,480,000
Net cash provided by financing activities from continuing operations	35,689,620	10,589,558	5,646,032
Net cash used in financing activities from discontinued operations	(9,698,610)	(1,935,391)	(1,569,024)
Net cash provided by financing activities	25,991,010	8,654,167	4,077,008
EFFECT OF EXCHANGE RATE ON CASH	(7,487)	459,834	(4,296)
CHANGES IN CASH	387,979	(1,429,829)	(1,680,245)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	105,931	1,535,760	3,216,005
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	493,910	105,931	1,535,760
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS	476,105	103,988	1,372,120
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	17,805	1,943	163,640
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest		644,319	488,360
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Other receivable - related party offset with other payable - related party upon execution of the tri-party offset agreement			1,195,585
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		11,568	3,240,920
Issuance of ordinary shares for acquisition	0	0	2,658,909
Conversion of convertible debenture into ordinary shares	1,300,000	5,066,288	$ 857,165
Conversion of debts into ordinary shares		$ 741,785
Other receivable - related party from disposal of subsidiary	$ 1,000,000